Revenue Recognition (Details) - Schedule of revenue disaggregated - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Third Parties	$ 2,818,288	$ 3,547,800	$ 6,868,261	$ 9,402,564
Related Parties				3,640
Total	2,818,288	3,547,800	6,868,261	9,406,204
Data Sciences [Member]
Disaggregation of Revenue [Line Items]
Third Parties				596,446
Related Parties
Total				596,446
Design [Member]
Disaggregation of Revenue [Line Items]
Third Parties	727,670	1,053,706	2,027,152	2,390,676
Related Parties
Total	727,670	1,053,706	2,027,152	2,390,676
Development [Member]
Disaggregation of Revenue [Line Items]
Third Parties	20,119	103,457	225,049	330,404
Related Parties
Total	20,119	103,457	225,049	330,404
Digital Advertising [Member]
Disaggregation of Revenue [Line Items]
Third Parties	1,802,124	2,360,265	4,525,688	6,085,038
Related Parties				3,640
Total	$ 1,802,124	$ 2,360,265	4,525,688	6,088,678
The Platform [Member]
Disaggregation of Revenue [Line Items]
Third Parties			90,372
Related Parties
Total			$ 90,372